Lease arrangements - Summary of lease liability (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of lease liabilities
Total lease liabilities	£ (141)	£ (182)
Property
Disclosure of lease liabilities
Current lease liabilities	(55)	(65)
Non-current lease liabilities	(82)	(113)
Non-property
Disclosure of lease liabilities
Current lease liabilities	(2)	(2)
Non-current lease liabilities	£ (2)	£ (2)